UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue (Note 13)	$ 34,936	$ 25,631	$ 66,991	$ 47,373
Cost of revenue (Note 14 and 15)	6,979	5,152	13,531	9,016
Gross profit	27,957	20,479	53,460	38,357
Operating expenses
General and administrative (Note 15)	7,597	6,924	14,972	14,361
Sales and marketing (Note 15)	14,880	10,447	28,627	19,566
Research and development (Note 15)	6,110	5,234	12,296	9,377
Share-based compensation (Note 11)	1,530	539	2,624	917
Foreign exchange (gain) loss	(4,854)	3,189	(1,463)	5,140
Depreciation and amortization (Note 5, 6 and 7)	587	489	1,167	963
Operating expenses	25,850	26,822	58,223	50,324
Operating income (loss)	2,107	(6,343)	(4,763)	(11,967)
Finance (income) expense, net (Note 9)	(333)	76	(352)	74
Other income	(22)	(22)	(43)	(43)
Income (loss) before income taxes	2,462	(6,397)	(4,368)	(11,998)
Income tax expense	359	793	488	836
Net income (loss) for the periods	2,103	(7,190)	(4,856)	(12,834)
Item that may be reclassified subsequently to income:
Exchange loss (gain) on translation of foreign operations	5,155	(3,152)	1,943	(5,266)
Comprehensive loss	$ (3,052)	$ (4,038)	$ (6,799)	$ (7,568)
Income (loss) per share - basic (in USD per share)	$ 0.06	$ (0.22)	$ (0.15)	$ (0.39)
Income (loss) per share - diluted (in USD per share)	$ 0.06	$ (0.22)	$ (0.15)	$ (0.39)
Weighted average number of common shares outstanding - basic (Note 12) (in shares)	33,022,813	32,811,687	33,015,045	32,796,468
Weighted average number of common shares outstanding - diluted (Note 12) (in shares)	34,019,120	32,811,687	33,015,045	32,796,468